Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR Series Trust
SPDR® Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
(each a “Fund”, collectively the “Funds”)
Supplement dated March 30, 2023 to the Prospectus and Statement of Additional Information (“SAI”),
each dated April 30, 2022, as may be supplemented from time to time
Effective March 31, 2023 (the “Effective Date”), State Street Global Advisors Limited (“SSGA LTD”) will no longer serve as investment sub‑adviser to the Funds. Instead, as of the Effective Date, SSGA Funds Management, Inc. (the “Adviser”), the Fund’s investment adviser and an affiliate of SSGA LTD, will delegate certain investment management services for the Funds to SSGA LTD pursuant to a personnel-sharing agreement between the Adviser and SSGA LTD. State Street Global Advisors Singapore Limited will continue to provide certain investment management services to the SPDR Bloomberg Emerging Markets Local Bond ETF through a similar personnel-sharing agreement with the Adviser. This arrangement will not result in any changes to the professionals primarily responsible for the day‑to‑day management of the Funds or to each Fund’s investment objective, investment strategies or fees. Accordingly, as of the Effective Date:
1)	All references to SSGA LTD as the Funds’ sub‑adviser in the Prospectus and SAI are deleted.

SPDR(R) Bloomberg Emerging Markets Local Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR Series Trust
SPDR® Bloomberg Emerging Markets Local Bond ETF
(each a “Fund”, collectively the “Funds”)
Supplement dated March 30, 2023 to the Prospectus and Statement of Additional Information (“SAI”),
each dated April 30, 2022, as may be supplemented from time to time
Effective March 31, 2023 (the “Effective Date”), State Street Global Advisors Limited (“SSGA LTD”) will no longer serve as investment sub‑adviser to the Funds. Instead, as of the Effective Date, SSGA Funds Management, Inc. (the “Adviser”), the Fund’s investment adviser and an affiliate of SSGA LTD, will delegate certain investment management services for the Funds to SSGA LTD pursuant to a personnel-sharing agreement between the Adviser and SSGA LTD. State Street Global Advisors Singapore Limited will continue to provide certain investment management services to the SPDR Bloomberg Emerging Markets Local Bond ETF through a similar personnel-sharing agreement with the Adviser. This arrangement will not result in any changes to the professionals primarily responsible for the day‑to‑day management of the Funds or to each Fund’s investment objective, investment strategies or fees. Accordingly, as of the Effective Date:
1)	All references to SSGA LTD as the Funds’ sub‑adviser in the Prospectus and SAI are deleted.

SPDR(R) Bloomberg International Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR Series Trust
SPDR Bloomberg International Corporate Bond ETF
(each a “Fund”, collectively the “Funds”)
Supplement dated March 30, 2023 to the Prospectus and Statement of Additional Information (“SAI”),
each dated April 30, 2022, as may be supplemented from time to time
Effective March 31, 2023 (the “Effective Date”), State Street Global Advisors Limited (“SSGA LTD”) will no longer serve as investment sub‑adviser to the Funds. Instead, as of the Effective Date, SSGA Funds Management, Inc. (the “Adviser”), the Fund’s investment adviser and an affiliate of SSGA LTD, will delegate certain investment management services for the Funds to SSGA LTD pursuant to a personnel-sharing agreement between the Adviser and SSGA LTD. State Street Global Advisors Singapore Limited will continue to provide certain investment management services to the SPDR Bloomberg Emerging Markets Local Bond ETF through a similar personnel-sharing agreement with the Adviser. This arrangement will not result in any changes to the professionals primarily responsible for the day‑to‑day management of the Funds or to each Fund’s investment objective, investment strategies or fees. Accordingly, as of the Effective Date:
1)	All references to SSGA LTD as the Funds’ sub‑adviser in the Prospectus and SAI are deleted.